Goodwill - Changes in goodwill (Details) - Goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 5,982	$ 5,301
Additions	8,108	1,071
Effects of foreign exchange	161	(390)
Balance at end of period	$ 14,251	$ 5,982